Cost of Sales	6 Months Ended
Jun. 30, 2026
Cost of Sales [Abstract]
COST OF SALES
18	COST OF SALES

	For the six months ended June 30,
	2025	2026	2026
	RM	RM	Convenience Translation USD
Purchases	11,684,616	10,877,470	2,663,568
Marketing	2,492,536	362,482	88,761
Depreciation of plant and equipment	1,385,801	2,321,680	568,510
Software development	618,000	2,205,200	539,987
Server maintenance	20,607,243	16,635,889	4,073,629
Employee benefit expenses	1,435,890	2,067,926	506,372
Total	38,224,086	34,470,647	8,440,826

Cost of sales from services consists of purchases and maintenance of power servers, purchases of API software, marketing and advertising expenses incurred on behalf of customers, server maintenance, source code, software development, and depreciation.

Cost of sales from tangible products consists of purchases of food ordering kiosks, and power bank charging machines.

Cost of sales from rental consists of depreciation.

Total depreciation included in cost of sales amounted to RM1,385,801 and RM2,321,680 for the period ended June 30, 2025 and 2026, respectively.